Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

June 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 51.2%
Information Technology – 13.7%
Communications Equipment – 0.0%
Lumentum Holdings, Inc.(a)	4,820	$273,439

Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	6,810	343,564
Belden, Inc.	3,123	298,715
CDW Corp./DE	15,986	2,933,248
Littelfuse, Inc.	1,074	312,576
Novanta, Inc.(a)	1,928	354,944
Shoals Technologies Group, Inc. - Class A(a)	10,600	270,936

		4,513,983

IT Services – 0.1%
DigitalOcean Holdings, Inc.(a)	5,664	227,313
MongoDB, Inc.(a)	798	327,970

		555,283

Semiconductors & Semiconductor Equipment – 3.2%
Amkor Technology, Inc.	9,290	276,377
Broadcom, Inc.	3,392	2,941,456
FormFactor, Inc.(a)	8,748	299,357
KLA Corp.	4,340	2,104,502
Kulicke & Soffa Industries, Inc.	4,276	254,208
Lattice Semiconductor Corp.(a)	4,466	428,952
MACOM Technology Solutions Holdings, Inc.(a)	3,076	201,570
Monolithic Power Systems, Inc.	340	183,138
NVIDIA Corp.	30,400	12,859,384
NXP Semiconductors NV	23,074	4,722,786
QUALCOMM, Inc.	32,728	3,895,942
Synaptics, Inc.(a)	2,850	243,333
Universal Display Corp.	2,566	369,694

		28,780,699

Software – 7.2%
ACI Worldwide, Inc.(a)	9,020	208,993
Adobe, Inc.(a)	13,290	6,498,677
Autodesk, Inc.(a)	6,278	1,284,542
CommVault Systems, Inc.(a)	4,000	290,480
Fair Isaac Corp.(a)	478	385,994
Five9, Inc.(a)	4,784	394,440
Freshworks, Inc. - Class A(a)	15,174	266,742
Gen Digital, Inc.	223,103	4,138,560
HubSpot, Inc.(a)	534	283,604
Manhattan Associates, Inc.(a)	2,120	423,746
Microsoft Corp.(b)	102,876	35,033,392
Monday.com Ltd.(a)	1,348	230,634
Oracle Corp.	77,478	9,226,854
PTC, Inc.(a)	3,042	432,734
ServiceNow, Inc.(a)	5,478	3,078,472
Smartsheet, Inc. - Class A(a)	6,554	250,718
Workday, Inc. - Class A(a)	8,620	1,947,172

		64,375,754

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.(b)	112,122	$21,748,304
Western Digital Corp.(a)	54,958	2,084,519

		23,832,823

		122,331,981

Health Care – 8.2%
Biotechnology – 1.3%
ACELYRIN, Inc.(a)	3,860	80,674
Arcus Biosciences, Inc.(a)	3,660	74,334
Ascendis Pharma A/S (ADR)(a)	934	83,270
Blueprint Medicines Corp.(a)	2,304	145,550
Intellia Therapeutics, Inc.(a)	2,586	105,416
IVERIC bio, Inc.(a)	882	34,698
Karuna Therapeutics, Inc.(a)	798	172,830
Legend Biotech Corp. (ADR)(a)	2,138	147,518
Madrigal Pharmaceuticals, Inc.(a)	510	117,810
Morphic Holding, Inc.(a)	1,728	99,008
Natera, Inc.(a)	6,158	299,600
Regeneron Pharmaceuticals, Inc.(a)	3,720	2,672,250
Sarepta Therapeutics, Inc.(a)	1,756	201,098
Ultragenyx Pharmaceutical, Inc.(a)	2,736	126,212
Vaxcyte, Inc.(a)	2,566	128,146
Vertex Pharmaceuticals, Inc.(a)	19,794	6,965,706
Viking Therapeutics, Inc.(a)	4,338	70,319
Vir Biotechnology, Inc.(a)	4,028	98,806

		11,623,245

Health Care Equipment & Supplies – 1.8%
AtriCure, Inc.(a)	5,394	266,198
Avantor, Inc.(a)	12,655	259,934
Edwards Lifesciences Corp.(a)	50,142	4,729,800
Envista Holdings Corp.(a)	10,570	357,689
Insulet Corp.(a)	662	190,593
Integra LifeSciences Holdings Corp.(a)	6,970	286,676
iRhythm Technologies, Inc.(a)	1,674	174,632
Lantheus Holdings, Inc.(a)	3,968	332,994
Medtronic PLC	74,498	6,563,274
Silk Road Medical, Inc.(a)	4,164	135,256
Zimmer Biomet Holdings, Inc.	19,126	2,784,600

		16,081,646

Health Care Providers & Services – 2.3%
Acadia Healthcare Co., Inc.(a)	4,050	322,542
Elevance Health, Inc.	10,570	4,696,146
Guardant Health, Inc.(a)	7,514	269,002
Inari Medical, Inc.(a)	3,660	212,792

Company	Shares	U.S. $ Value

Pediatrix Medical Group, Inc.(a)	19,300	$274,253
UnitedHealth Group, Inc.	30,102	14,467,744

		20,242,479

Life Sciences Tools & Services – 1.4%
ICON PLC(a)	562	140,362
Illumina, Inc.(a)	16,034	3,006,028
IQVIA Holdings, Inc.(a)	33,016	7,420,782
Repligen Corp.(a)	1,386	195,922
Waters Corp.(a)	6,924	1,845,256

		12,608,350

Pharmaceuticals – 1.4%
Intra-Cellular Therapies, Inc.(a)	2,806	177,613
Johnson & Johnson	15,484	2,562,746
Revance Therapeutics, Inc.(a)	3,794	96,026
Roche Holding AG (Sponsored ADR)	161,012	6,150,620
Zoetis, Inc.	18,458	3,178,652

		12,165,657

		72,721,377

Financials – 6.5%
Banks – 1.8%
Bank of America Corp.	152,792	4,383,602
BankUnited, Inc.	5,540	119,387
Comerica, Inc.	7,389	312,998
First BanCorp./Puerto Rico	25,546	312,172
First Citizens BancShares, Inc./NC - Class A	315	404,287
First Hawaiian, Inc.	15,871	285,837
PNC Financial Services Group, Inc. (The)	17,280	2,176,416
Synovus Financial Corp.	7,024	212,476
Texas Capital Bancshares, Inc.(a)	5,165	265,998
Webster Financial Corp.	5,864	221,366
Wells Fargo & Co.	151,918	6,483,860
Wintrust Financial Corp.	4,220	306,456
Zions Bancorp NA	7,491	201,208

		15,686,063

Capital Markets – 1.4%
Ares Management Corp. - Class A	2,374	228,734
Cboe Global Markets, Inc.	2,260	311,903
Charles Schwab Corp. (The)	50,464	2,860,300
Goldman Sachs Group, Inc. (The)	19,326	6,233,408
LPL Financial Holdings, Inc.	8,042	1,748,572
MarketAxess Holdings, Inc.	744	194,235
Moelis & Co. - Class A	5,382	244,020
PJT Partners, Inc. - Class A	3,290	229,046
Stifel Financial Corp.	5,495	327,887

		12,378,105

Financial Services – 2.1%
Flywire Corp.(a)	9,516	295,376
PayPal Holdings, Inc.(a)	35,160	2,346,227
Shift4 Payments, Inc. - Class A(a)	4,258	289,160
Visa, Inc. - Class A	66,390	15,766,298

		18,697,061

Company	Shares	U.S. $ Value

Insurance – 1.2%
American Financial Group, Inc./OH	2,282	$270,988
Everest Re Group Ltd.	1,081	369,551
Hanover Insurance Group, Inc. (The)	2,150	243,015
Kemper Corp.	4,220	203,657
Kinsale Capital Group, Inc.	1,160	434,072
Progressive Corp. (The)	49,062	6,494,336
Reinsurance Group of America, Inc.	1,580	219,130
Selective Insurance Group, Inc.	2,184	209,555
Willis Towers Watson PLC	11,612	2,734,626

		11,178,930

		57,940,159

Industrials – 5.3%
Aerospace & Defense – 0.8%
Axon Enterprise, Inc.(a)	1,738	338,924
Curtiss-Wright Corp.	1,466	269,246
Hexcel Corp.	3,664	278,461
Howmet Aerospace, Inc.	6,768	335,422
Raytheon Technologies Corp.	61,296	6,004,458
Spirit AeroSystems Holdings, Inc. - Class A	7,260	211,919

		7,438,430

Building Products – 0.6%
AZEK Co., Inc. (The)(a)	1,286	38,922
Builders FirstSource, Inc.(a)	5,125	697,000
Carlisle Cos., Inc.	1,180	302,706
Masonite International Corp.(a)	2,587	265,012
Otis Worldwide Corp.	43,812	3,899,617

		5,203,257

Commercial Services & Supplies – 0.0%
Tetra Tech, Inc.	1,828	299,317

Construction & Engineering – 0.4%
Arcosa, Inc.	1,570	118,959
Dycom Industries, Inc.(a)	4,005	455,168
Fluor Corp.(a)	10,800	319,680
MasTec, Inc.(a)	19,504	2,300,887

		3,194,694

Electrical Equipment – 1.3%
Eaton Corp. PLC	34,364	6,910,600
Regal Rexnord Corp.	24,457	3,763,932
Sensata Technologies Holding PLC	6,010	270,390
Vertiv Holdings Co.	15,470	383,192

		11,328,114

Ground Transportation – 0.8%
CSX Corp.	174,932	5,965,147
Knight-Swift Transportation Holdings, Inc.	6,969	387,198
Saia, Inc.(a)	932	319,126

Company	Shares	U.S. $ Value

TFI International, Inc.	2,152	$245,242
XPO, Inc.(a)	6,340	374,060

		7,290,773

Industrial REITs – 0.0%
First Industrial Realty Trust, Inc.	3,180	167,395

Machinery – 0.8%
Crane NXT Co.	3,584	202,281
Ingersoll Rand, Inc.	4,262	278,564
ITT, Inc.	2,954	275,342
Middleby Corp. (The)(a)	1,832	270,676
Oshkosh Corp.	3,880	335,969
PACCAR, Inc.	64,176	5,368,240
Timken Co. (The)	3,550	324,932

		7,056,004

Marine Transportation – 0.0%
Star Bulk Carriers Corp.	11,170	197,709

Passenger Airlines – 0.1%
Alaska Air Group, Inc.(a)	6,210	330,248

Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	17,430	1,945,076
FTI Consulting, Inc.(a)	1,286	244,408
Genpact Ltd.	6,516	244,806
Korn Ferry	3,480	172,399
Robert Half International, Inc.	16,915	1,272,346

		3,879,035

Trading Companies & Distributors – 0.1%
Herc Holdings, Inc.	2,940	402,339
SiteOne Landscape Supply, Inc.(a)	1,878	314,135

		716,474

		47,101,450

Consumer Discretionary – 5.1%
Automobile Components – 0.1%
Dana, Inc.	11,302	192,134
Goodyear Tire & Rubber Co. (The)(a)	15,930	217,922

		410,056

Automobiles – 0.2%
Stellantis NV	116,266	2,039,306

Broadline Retail – 1.7%
Amazon.com, Inc.(a)	109,482	14,272,074
Driven Brands Holdings, Inc.(a)	10,702	289,568
Global-e Online Ltd.(a)	1,372	56,170

		14,617,812

Distributors – 0.0%
Pool Corp.	812	304,208

Company	Shares	U.S. $ Value

Diversified Consumer Services – 0.0%
ADT, Inc.	45,290	$273,099

Hotels, Restaurants & Leisure – 1.0%
Cava Group, Inc.	2,956	121,008
Dine Brands Global, Inc.	4,020	233,280
Hilton Grand Vacations, Inc.(a)	7,801	354,477
Hyatt Hotels Corp. - Class A	24,768	2,837,802
Papa John’s International, Inc.	2,820	208,201
Planet Fitness, Inc. - Class A(a)	4,004	270,030
Restaurant Brands International, Inc.	52,330	4,056,622
Vail Resorts, Inc.	1,086	273,412
Wingstop, Inc.	2,004	401,120

		8,755,952

Household Durables – 0.1%
NVR, Inc.(a)	50	311,180
PulteGroup, Inc.	5,040	391,507
Taylor Morrison Home Corp.(a)	5,363	261,554

		964,241

Specialty Retail – 1.4%
AutoZone, Inc.(a)	1,252	3,121,686
Bath & Body Works, Inc.	7,270	272,625
Burlington Stores, Inc.(a)	1,476	232,150
Dynatrace, Inc.(a)	7,648	393,592
Five Below, Inc.(a)	2,102	412,930
Home Depot, Inc. (The)	22,428	6,966,724
Lithia Motors, Inc.	1,054	320,228
Sally Beauty Holdings, Inc.(a)	16,315	201,490
Williams-Sonoma, Inc.	1,955	244,649

		12,166,074

Textiles, Apparel & Luxury Goods – 0.6%
Deckers Outdoor Corp.(a)	714	376,749
NIKE, Inc. - Class B	38,174	4,213,264
PVH Corp.	4,170	354,325
Ralph Lauren Corp.	2,680	330,444
Tapestry, Inc.	6,660	285,048

		5,559,830

		45,090,578

Communication Services – 4.9%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	121,772	5,059,627

Entertainment – 0.4%
Walt Disney Co. (The)(a)	39,466	3,523,435

Interactive Media & Services – 3.4%
Alphabet, Inc. - Class C(a) (b)	171,586	20,756,758
Meta Platforms, Inc. - Class A(a)	34,672	9,949,884

		30,706,642

Company	Shares	U.S. $ Value

Media – 0.0%
Criteo SA (Sponsored ADR)(a)	9,636	$325,119

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.(a)	30,118	4,183,390

		43,798,213

Consumer Staples – 2.8%
Beverages – 0.9%
Coca-Cola Co. (The)	87,728	5,282,980
Constellation Brands, Inc. - Class A	10,934	2,690,939

		7,973,919

Consumer Staples Distribution & Retail – 1.5%
Costco Wholesale Corp.	6,732	3,624,374
Grocery Outlet Holding Corp.(a)	10,224	312,926
Walmart, Inc.	60,868	9,567,232

		13,504,532

Food Products – 0.1%
Freshpet, Inc.(a)	4,510	296,804
Hain Celestial Group, Inc. (The)(a)	16,797	210,130
Nomad Foods Ltd.(a)	17,831	312,399

		819,333

Household Products – 0.3%
Procter & Gamble Co. (The)	17,510	2,656,816

		24,954,600

Energy – 1.7%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	136,662	4,319,854
ChampionX Corp.	10,310	320,022
TechnipFMC PLC(a)	14,138	234,974

		4,874,850

Oil, Gas & Consumable Fuels – 1.2%
Cameco Corp.	12,620	395,385
Chevron Corp.	22,688	3,569,800
EOG Resources, Inc.	47,978	5,490,602
HF Sinclair Corp.	4,735	211,228
Magnolia Oil & Gas Corp. - Class A	14,940	312,246
Matador Resources Co.	3,248	169,882
Permian Resources Corp.	18,918	207,342
Southwestern Energy Co.(a)	29,774	178,942

		10,535,427

		15,410,277

Materials – 1.1%
Chemicals – 1.1%
FMC Corp.	2,188	228,296
Huntsman Corp.	9,490	256,420
Linde PLC	12,704	4,841,240
LyondellBasell Industries NV - Class A	45,354	4,164,858

		9,490,814

Company	Shares	U.S. $ Value

Containers & Packaging – 0.0%
Berry Global Group, Inc.	6,500	$418,210

Metals & Mining – 0.0%
ATI, Inc.(a)	7,790	344,552

		10,253,576

Equity Real Estate Investment Trusts (REITs) – 1.0%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc. - Class A	12,650	195,316

Health Care REITs – 0.0%
Physicians Realty Trust	19,146	267,852

Industrial REITs – 0.5%
Prologis, Inc.	34,478	4,227,914
STAG Industrial, Inc.	9,980	358,083

		4,585,997

Residential REITs – 0.1%
Apartment Income REIT Corp.	7,986	288,215

Specialized REITs – 0.4%
American Tower Corp.	18,142	3,518,266
CubeSmart	7,081	316,237

		3,834,503

		9,171,883

Utilities – 0.9%
Electric Utilities – 0.9%
American Electric Power Co., Inc.	35,730	3,008,382
IDACORP, Inc.	3,691	378,697
NextEra Energy, Inc.	58,676	4,353,685
Portland General Electric Co.	6,970	326,405

		8,067,169

Total Common Stocks (cost $269,202,365)		456,841,263

INVESTMENT COMPANIES – 37.3%
Funds and Investment Trusts – 37.3%(c) (d)
AB All Market Real Return Portfolio - Class Z,	7,254,972	62,320,218
AB International Small Cap Portfolio - Class Z,	3,517,758	38,941,588
Bernstein International Strategic Equities Portfolio - Class Z,	17,150,550	196,716,801
Bernstein Small Cap Core Portfolio - Class Z,	1,336,024	16,780,456
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z,	714,554	18,056,762

Total Investment Companies (cost $298,793,801)		332,815,825

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS - PUTS – 1.4%
Options on Equity Indices – 1.4%
Euro STOXX 50 Index Expiration: Jun 2024; Contracts: 17,530; Exercise Price: EUR 3,600.00; Counterparty: UBS AG(a)	EUR	63,108,000	$1,395,128
FTSE 100 Index Expiration: Apr 2024; Contracts: 4,130; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(a)	GBP	27,258,000	509,026
Nikkei 225 Index Expiration: May 2024; Contracts: 248,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG(a)	JPY	6,696,000,000	1,026,661
S&P 500 Index Expiration: Jun 2024; Contracts: 137,600; Exercise Price: USD 3,675.00; Counterparty: UBS AG(a)	USD	505,680,000	9,560,574

Total Purchased Options - Puts (premiums paid $16,006,903)			12,491,389

	Shares

SHORT-TERM INVESTMENTS – 10.4%
Investment Companies – 10.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(c) (d) (e) (cost $92,843,022)		92,843,022	92,843,022

Total Investments – 100.3% (cost $676,846,091)(f)			894,991,499
Other assets less liabilities – (0.3)%			(2,999,530)

Net Assets – 100.0%			$891,991,969

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	60	September 2023	$4,643,292	$(26,399)
10 Yr Canadian Bond Futures	154	September 2023	14,243,910	(126,933)
10 Yr Japan Bond (OSE) Futures	37	September 2023	38,091,063	117,134
Euro Buxl 30 Yr Bond Futures	36	September 2023	5,483,936	115,691
Euro-BOBL Futures	124	September 2023	15,656,586	(165,135)
Euro-Bund Futures	89	September 2023	12,988,405	(64,354)
FTSE 100 Index Futures	252	September 2023	24,135,804	215,163
Hang Seng Index Futures	150	July 2023	18,000,574	2,020
Long Gilt Futures	169	September 2023	20,454,228	(107,374)
MSCI Emerging Markets Futures	590	September 2023	29,438,050	(989,061)
Nikkei 225 (OSE) Futures	38	September 2023	8,735,299	331,040

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
OMXS 30 Index Futures	803	July 2023	$17,245,140	$1,458
S&P 500 E-Mini Futures	261	September 2023	58,571,663	1,387,458
TOPIX Index Futures	139	September 2023	22,040,403	706,050
U.S. T-Note 2 Yr (CBT) Futures	716	September 2023	145,594,125	(1,888,913)
U.S. T-Note 10 Yr (CBT) Futures	1,772	September 2023	198,934,688	(2,132,497)
U.S. Ultra Bond (CBT) Futures	537	September 2023	73,149,469	1,040,512
Sold Contracts
E-Mini Russell 2000 Futures	51	September 2023	4,854,435	(37,170)
Euro STOXX 50 Index Futures	344	September 2023	16,617,759	(249,540)
MSCI Singapore IX ETS Futures	368	July 2023	7,861,224	(16,492)
S&P Mid 400 E-Mini Futures	13	September 2023	3,437,330	(85,907)
S&P TSX 60 Index Futures	143	September 2023	26,308,330	(426,559)
SPI 200 Futures	391	September 2023	46,629,696	(591,402)

				$(2,991,210)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	4,264	USD	5,275	07/21/2023	$(140,786)
Bank of America, NA	USD	21,341	GBP	17,129	07/21/2023	415,434
Bank of America, NA	EUR	6,693	USD	7,382	07/31/2023	69,414
Bank of America, NA	JPY	2,856,862	USD	20,520	08/25/2023	565,863
Barclays Bank PLC	USD	31,616	CAD	41,760	08/24/2023	(68,877)
Barclays Bank PLC	USD	8,139	SEK	85,940	09/13/2023	(144,178)
BNP Paribas SA	USD	17,086	NZD	27,740	08/24/2023	(65,605)
Citibank, NA	USD	1,297	CHF	1,159	07/21/2023	160
Citibank, NA	JPY	726,488	USD	5,182	08/25/2023	108,208
Citibank, NA	USD	34,345	AUD	50,366	08/25/2023	(745,315)
Deutsche Bank AG	USD	57,644	EUR	53,091	07/31/2023	362,914
Deutsche Bank AG	USD	6,972	CAD	9,330	08/24/2023	76,411
Goldman Sachs Bank USA	CHF	5,992	USD	6,661	07/21/2023	(44,354)
Goldman Sachs Bank USA	USD	6,598	GBP	5,214	07/21/2023	24,550
Goldman Sachs Bank USA	USD	11,430	GBP	8,953	07/21/2023	(57,824)
Goldman Sachs Bank USA	EUR	8,155	USD	8,866	07/31/2023	(44,415)
Goldman Sachs Bank USA	USD	5,412	EUR	4,917	07/31/2023	(39,228)
Goldman Sachs Bank USA	CAD	1,631	USD	1,241	08/24/2023	9,171
Goldman Sachs Bank USA	AUD	42,936	USD	29,205	08/25/2023	561,934
HSBC Bank USA	USD	6,090	EUR	5,568	07/31/2023	(6,359)
HSBC Bank USA	SEK	26,433	USD	2,459	09/13/2023	(181)
HSBC Bank USA	USD	9,108	NOK	95,630	09/13/2023	(176,257)
HSBC Bank USA	USD	7,447	SEK	79,357	09/13/2023	(64,553)
JPMorgan Chase Bank, NA	EUR	36,896	USD	40,352	07/31/2023	39,516
Morgan Stanley Capital Services LLC	CHF	40,439	USD	45,316	07/21/2023	62,328
Morgan Stanley Capital Services LLC	GBP	16,823	USD	21,413	07/21/2023	45,177
Morgan Stanley Capital Services LLC	USD	1,106	EUR	1,027	07/31/2023	16,331
Morgan Stanley Capital Services LLC	CAD	51,097	USD	38,353	08/24/2023	(248,128)
Morgan Stanley Capital Services LLC	USD	1,157	JPY	164,407	08/25/2023	(8,290)
UBS AG	USD	46,709	JPY	6,433,019	08/25/2023	(1,777,803)

						$(1,274,742)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	2,945	09/15/2023	$414

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $242,299,175 and gross unrealized depreciation of investments was $(28,419,305), resulting in net unrealized appreciation of $213,879,870.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$456,841,263	$—	$—	$456,841,263
Investment Companies	332,815,825	—	—	332,815,825
Purchased Options - Puts	—	12,491,389	—	12,491,389
Short-Term Investments	92,843,022	—	—	92,843,022

Total Investments in Securities	882,500,110	12,491,389	—	894,991,499
Other Financial Instruments(b):
Assets:
Futures	3,916,526	—	—	3,916,526
Forward Currency Exchange Contracts	—	2,357,411	—	2,357,411
Total Return Swaps	—	414	—	414
Liabilities:
Futures	(6,907,736)	—	—	(6,907,736)
Forward Currency Exchange Contracts	—	(3,632,153)	—	(3,632,153)

Total	$879,508,900	$11,217,061	$—	$890,725,961

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2023 is as follows:

							Distributions
Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2023 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$177,759	$700,502	$785,418	$0	$0	$92,843	$2,936	$0
AB All Market Real Return Portfolio	90,173	7,720	35,868	(2,416)	2,711	62,320	7,720	0
Bernstein Fund, Inc. - International Small Cap Portfolio	66,676	809	43,721	4,095	11,083	38,942	809	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	280,892	12,646	151,239	9,850	44,568	196,717	12,646	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	24,016	2,038	11,132	837	1,021	16,780	2,039	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	36,869	644	24,984	548	4,980	18,057	644	0
Total	$676,385	$724,359	$1,052,362	$12,914	$64,363	$425,659	$26,794	$0